Share-based Compensation - Share Options - Additional Information (Details) - USD ($)	1 Months Ended					12 Months Ended
	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 05, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized									4,140,945
Options granted						2,759,750	264,480	2,918,993
Exercise price of options						$ 21.15	$ 8.76	$ 1.53
Weighted-average grant-date fair value of options granted						$ 14.03	$ 13.92	$ 6.94
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense						$ 9,403,059	$ 4,751,933	$ 3,524,733
Unrecognized compensation expense related to unvested share options granted						$ 46,006,585
Recognized over a weighted-average period						2 years 9 months 18 days
Management and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted		158,313		1,760,368	1,157,793
Exercise price of options		$ 3.0		$ 1.74	$ 1.2
Options granted contractual term		10 years		10 years	10 years
Vesting period				5 years	5 years
Management and Employees | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	101,584					2,759,750
Exercise price of options	$ 18.0
Options granted contractual term	10 years					10 years
Vesting period	5 years					5 years
Management and Employees | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Management and Employees | Minimum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options						$ 17.60
Management and Employees | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Management and Employees | Maximum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options						$ 24.58
Management and Employees | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage				20.00%	20.00%
Management and Employees | Vesting anniversary year after the grant date | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	20.00%					20.00%
Management and Employees | Vesting anniversary year after the grant date | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		25.00%
Management and Employees | Vesting anniversary year after the grant date | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		20.00%
Individual Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted		4,583	416	416
Exercise price of options		$ 3.0	$ 1.74	$ 1.74
Options granted contractual term		10 years	10 years	10 years
Vesting period		3 years	3 years	3 years
Individual Advisors | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage		33.33%	33.33%	33.33%